Overview and Basis of Presentation	9 Months Ended
Mar. 31, 2012
Overview and Basis of Presentation
Overview and Basis of Presentation

1. Overview and Basis of Presentation

Overview

        Lyris, Inc. and its subsidiaries (collectively "Lyris" "we", or "us") is a leading internet marketing technology company. Our Software-as-a-Service ("SaaS") or cloud-based online marketing solutions and services provide customers the ability to build, deliver and manage online, permission-based direct marketing programs and other communications to customers that use online and mobile channels to communicate to their respective customers and members. Our software products are offered to customers primarily on a subscription and license basis.

        We were incorporated under the laws of the state of Delaware as J.L. Halsey Corporation and changed our name to Lyris, Inc. in October 2007. We have principal offices in Emeryville, California and conducts our business worldwide, with wholly owned subsidiaries in Canada and the United Kingdom, and subsidiaries in Argentina and Australia. During the second quarter of fiscal 2011, we commenced operations in Latin America and during the fourth quarter of fiscal 2011, we commenced operations in Asia Pacific. Our foreign subsidiaries are generally engaged in providing sales, account management and support.

Basis of Presentation

        Unless otherwise noted, all amounts, excluding percentages, shares, and $ per share, are in thousands of dollars.

Reclassification and Reverse Stock Split

        Certain prior year revenue line items have been reordered to conform to the presentation as of and for the nine months ended March 31, 2012.

        All share and per share amounts have been restated to reflect our 15 to 1 reverse stock split, which took effect on March 12, 2012.

Fiscal Periods

        Our fiscal year ends on June 30. References to fiscal 2011, for example, refer to the fiscal year ended June 30, 2011.

Principles of Consolidation

        The consolidated financial statements include the accounts of Lyris and its wholly and majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

        In April 2010, we acquired interest in an Australian reseller, Cogent Online PTY Ltd ("Cogent") to assist us with our sales efforts and global expansion in Australia. During June 2011, we acquired new shares issued from Cogent and increased our ownership from 33.3 percent to 80 percent.

        As we do not have 100 percent ownership of Cogent, we recorded a non-controlling interest in the consolidated balance sheet for the non-controlling investors' interests in the net assets and operations of Cogent. Non-controlling interest of $0.2 million as of June 30, 2011, and March 31, 2012, is reflected in the consolidated statements of stockholders' equity and comprehensive income. See Note 3 "Acquisition" of the Notes to Consolidated Financial Statements.

Unaudited Interim Consolidated Financial Statements

        The accompanying consolidated balance sheet as of March 31, 2012, and the consolidated statements of operations, stockholders' equity and comprehensive loss, and cash flows for the nine months ended March 31, 2011 and 2012, are unaudited. In the opinion of management, such information includes all adjustments consisting of normal recurring adjustments necessary for a fair presentation of this interim information when read in conjunction with the audited consolidated financial statements, and notes hereto. Results for the nine months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending June 30, 2012, or any other period.